COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.  COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases certain office premises under non-cancellable leases. Rental expenses under operating leases for the years ended December 31, 2017, 2018 and 2019 were $nil,  $nil and $18,589, respectively.

The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:

Years ending December 31,	US$

2020	21,120
Total	21,120